Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Acquisitions
Revenue	$ 202,964	$ 186,484	$ 401,162	$ 365,810
Net income	$ 50,029	$ 37,626	$ 98,650	$ 73,025
Earnings per share
Basic (in dollars per share)	$ 0.58	$ 0.44	$ 1.15	$ 0.85
Diluted (in dollars per share)	$ 0.57	$ 0.43	$ 1.13	$ 0.83